ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Non-current assets:
Accounts receivable – third parties	-	34
Accounts receivable – related parties	1,184	1,089

	1,184	1,123

Current assets:
Accounts receivable – third parties	12,417	12,757
Accounts receivable – related parties	1,892	2,062
Less: allowance for doubtful accounts	(1,914)	(1,665)

	12,395	13,154

Accounts receivable, net	13,579	14,277

SCHEDULE OF ALLOWANCE FOR CURRENT EXPECTED CREDIT LOSSES

The following table presents the activities in the allowance for doubtful accounts as of June 30, 2025 and December 31, 2024.

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Balance at January 1,	1,665	798
Additions	135	907
Foreign exchange translation adjustment	114	(40)

	1,914	1,665